Segment and Geographic Information (Tables) - Computer Sciences GS Business	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Jun. 30, 2015	Apr. 03, 2015
Entity Information [Line Items]
Operating Results by Reportable Segment
The following table summarizes operating results by reportable segment:

	Defense and Intelligence	Civil	Total Segment	Corporate	Total
October 2, 2015
Total Assets	$1,160,640	$752,569	$1,913,209	$247	$1,913,456

Three Months Ended October 2, 2015
Revenues	$499,558	$469,495	$969,053	$—	$969,053
Operating Income (loss)	70,490	76,760	147,250	(66)	147,184
Depreciation and Amortization Expense	23,028	11,686	34,714	—	34,714

Six Months Ended October 2, 2015
Revenues	$1,006,149	$921,836	$1,927,985	$—	$1,927,985
Operating Income (loss)	134,427	138,041	272,468	(58)	272,410
Depreciation and Amortization Expense	45,335	22,331	67,666	—	67,666

As of April 3, 2015
Total Assets	1,330,761	830,413	2,161,174	108	2,161,282

Three Months Ended October 3, 2014
Revenues	$528,670	$507,618	$1,036,288	$—	$1,036,288
Operating Income (loss)	62,109	84,941	147,050	(37)	147,013
Depreciation and Amortization Expense	25,012	10,637	35,649	—	35,649

Six Months Ended October 3, 2014
Revenues	$1,088,113	$981,482	$2,069,595	$—	$2,069,595
Operating Income (loss)	122,480	159,914	282,394	(120)	282,274
Depreciation and Amortization Expense	49,421	21,626	71,047	—	71,047

The following table summarizes the operating results and total assets by reportable segments.

	Defense and Intelligence	Civil	Total Segment	Corporate	Total
April 3, 2015
Revenues	$2,126,569	$1,943,177	$4,069,746	$—	$4,069,746
Operating income (loss)	253,741	292,509	546,250	(179)	546,071
Depreciation and amortization expense	92,973	44,085	137,058	—	137,058
Total assets	1,330,761	830,413	2,161,174	108	2,161,282

March 28, 2014
Revenues	$2,329,244	$1,773,392	$4,102,636	$—	$4,102,636
Operating income (loss)	300,045	199,855	499,900	(348)	499,552
Depreciation and amortization expense	96,629	48,113	144,742	—	144,742
Total assets	1,364,302	851,596	2,215,898	469	2,216,367

March 29, 2013
Revenues	$2,762,546	$1,913,155	$4,675,701	$—	$4,675,701
Operating income (loss)	295,049	215,266	510,315	(1,571)	508,744
Depreciation and amortization expense	102,554	56,054	158,608	19	158,627
Total assets	1,712,809	799,326	2,512,135	1,091	2,513,226

Reconciliation of Consolidated Operating Income to Income Before Taxes
A reconciliation of combined operating income to income from continuing operations before taxes is as follows:

	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Operating income	$147,184	$147,013	$272,410	$282,274
Corporate G&A	(13,830)	(14,554)	(28,764)	(30,324)
Separation and merger costs	(41,508)	—	(56,285)	—
Interest expense, net	(5,472)	(5,509)	(10,953)	(11,209)
Other income (expense), net	1,758	(906)	21,085	(2,365)
Income from continuing operations before taxes	$88,132	$126,044	$197,493	$238,376

Reconciliation of combined operating income to income from continuing operations before taxes is as follows:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Operating income	$546,071	$499,552	$508,744
Pension and OPEB plans actuarial gains (losses), and pension settlement losses	(8,347)	2,484	2,436
Corporate G&A	(81,544)	(79,597)	(60,648)
Interest expense, net	(21,864)	(20,296)	(18,176)
Other expense, net	(5,608)	(1,867)	(1,133)
Income from continuing operations before taxes	$428,708	$400,276	$431,223